UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22211

IVA Fiduciary Trust
(Exact name of registrant as specified in charter)

717 Fifth Avenue
10th Floor
New York, NY 10022
(Address of principal executive offices)(Zip code)

Michael W. Malafronte
c/o IVA Fiduciary Trust
717 Fifth Avenue
10th Floor
New York, NY 10022
(Name and Address of Agent for Service)

Copies to:

Stuart E. Fross, Esq.	Brian F. Link, Esq.
K&L Gates LLP	State Street Bank and Trust Company
State Street Financial Center	Mail Code: JHT 1593
One Lincoln Street	200 Clarendon Street
Boston, Massachusetts 02111-2950	Boston, MA 02116

Registrant’s telephone number, including area code: (212) 584-3570

Date of fiscal year end: September 30

Date of reporting period: December 31, 2012

Item 1.       Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2012

Shares	Description	Fair Value

COMMON STOCKS — 61.5%
Australia — 0.2%
894,798	Newcrest Mining Ltd.	$20,890,811

Belgium — 0.3%
281,848	Sofina SA	25,529,642

Canada — 0.3%
2,600,901	IAMGOLD Corp.	29,832,335

Denmark — 0.3%
819,812	D/S Norden A/S	23,838,647

France — 9.9%
309,639	Alten	10,682,355
182,822	Bolloré	62,090,096
355,198	Cap Gemini SA	15,479,482
811,993	Carrefour SA	21,026,927
324,801	Ciments Français SA	19,097,496
39,045	Financière de l’Odet SA	24,540,122
9,194	Financière Marc de Lacharriere SA	420,957
5,571,659	GDF Suez SA	114,797,978
2,150,546	Lagardère SCA	73,021,242
549,767	Publicis Groupe SA	32,939,694
90,581	Robertet SA (a)(b)	14,992,191
60,007	Séché Environnement SA	2,182,361
1,079,887	Sodexo SA	90,489,738
2,239,532	Teleperformance	81,164,477
1,089,134	Thales SA	37,598,672
2,469,620	Total SA, ADR	128,444,936
4,555,790	Vivendi SA	102,594,863

		831,563,587

Germany — 0.3%
133,062	Siemens AG	14,462,457
184,277	Wincor Nixdorf AG	8,631,213

		23,093,670

Hong Kong — 0.1%
15,826,640	Clear Media Ltd. (b)	8,565,868

Japan — 11.3%
5,370,900	Astellas Pharma Inc.	241,267,728
987,300	Benesse Holdings Inc.	40,921,894
3,102,900	Cosel Co., Ltd. (c)	38,084,397
9,957	Fuji Media Holdings Inc.	15,051,602
1,299,100	Icom Inc. (b)(c)	28,963,810
1,696,970	Kose Corp.	35,464,406
213,800	Medikit Co., Ltd. (b)	7,160,098
1,613,200	Meitec Corp.	35,485,623
945,900	Milbon Co., Ltd. (c)	29,847,463
3,128,504	Miura Co., Ltd. (c)	82,200,261
965,400	Nifco Inc.	21,398,570
241,800	Nintendo Co., Ltd.	25,800,115
183,800	Nitto Kohki Co., Ltd.	3,888,320
13,648	NTT DoCoMo, Inc.	19,600,556
505,200	Okinawa Cellular Telephone Co.	10,721,590
4,501	Pasona Group Inc.	2,613,206
2,167,000	Secom Co., Ltd.	109,215,467
1,228,800	Shiseido Co., Ltd.	17,279,965
484,488	Shofu Inc.	4,493,506

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2012

Shares	Description	Fair Value

Japan — 11.3% (continued)
61,500	SMC Corp.	$11,156,925
113,200	Sugi Holdings Co., Ltd.	3,977,140
875	Techno Medica Co., Ltd.	4,763,586
3,935,900	Temp Holdings Co., Ltd. (c)	48,799,409
2,382,800	Toho Co., Ltd.	41,965,794
207,590	Yahoo Japan Corp.	67,190,444

		947,311,875

Malaysia — 2.1%
152,911,800	Genting Malaysia Berhad	178,215,753

Norway — 1.1%
10,626,084	Orkla ASA	93,029,248

Singapore — 0.2%
1,147,069	United Overseas Bank Ltd.	18,787,187

South Africa — 0.4%
6,006,359	Net 1 U.E.P.S. Technologies Inc. (a)(c)	30,692,495

South Korea — 2.2%
85,183	E-Mart Co., Ltd.	18,954,360
1,474,860	Kangwon Land, Inc.	40,495,083
39,307	Lotte Chilsung Beverage Co., Ltd.	55,768,646
34,833	Lotte Confectionery Co., Ltd.	53,213,264
1,059,520	SK Telecom Co., Ltd., ADR	16,772,202

		185,203,555

Switzerland — 2.6%
68,115	APG SGA SA	14,955,422
2,358,486	Nestlé SA	153,712,232
116,420	Schindler Holding AG	16,815,842
2,260,669	UBS AG	35,551,674

		221,035,170

Taiwan — 0.1%
2,561,000	Taiwan Secom Co., Ltd.	5,740,953

United Kingdom — 0.7%
2,721,116	Inmarsat Plc	26,267,317
3,511,328	Millennium & Copthorne Hotels Plc	29,390,309

		55,657,626

United States — 29.4%
1,371,320	Amdocs Ltd.	46,611,167
1,443,597	Annaly Capital Management Inc.	20,268,102
1,233,863	Aon Plc	68,602,783
10,117,658	Applied Materials, Inc.	115,746,007
1,792,635	Baker Hughes Inc.	73,211,213
1,752	Berkshire Hathaway Inc., Class ‘A’ (a)	234,873,120
1,099,585	Berkshire Hathaway Inc., Class ‘B’ (a)	98,632,774
433,667	Cimarex Energy Co.	25,035,596
115,906	Contango ORE Inc. (a)(b)	985,201
961,113	CVS Caremark Corp.	46,469,814
8,246,137	Dell Inc.	83,533,368
3,695,560	Devon Energy Corp.	192,316,942
1,981,855	DeVry Inc.	47,029,419
436,339	Energizer Holdings Inc.	34,898,393
3,258,350	Expeditors International of Washington Inc.	128,867,742
307,556	Goldman Sachs Group, Inc.	39,231,843

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2012

Shares		Description	Fair Value

United States — 29.4% (continued)
180,354		Google Inc., Class ‘A’ (a)	$127,937,717
2,983,323		Hewlett-Packard Co.	42,512,353
3,250,518		Ingram Micro Inc., Class ‘A’ (a)	54,998,765
1,487,058		Liberty Interactive Corp., Series ‘A’ (a)	29,265,301
797,422		Marsh & McLennan Cos., Inc.	27,487,136
196,713		MasterCard Inc., Class ‘A’	96,641,163
4,388,851		Microsoft Corp.	117,313,987
32,046		National CineMedia, Inc.	452,810
235,140		Newmont Mining Corp.	10,919,902
563,108		News Corp., Class ‘A’	14,381,778
1,359,743		News Corp., Class ‘B’	35,679,656
1,082,005		Occidental Petroleum Corp.	82,892,403
3,686,924		Oracle Corp.	122,848,308
419,759		SEACOR Holdings Inc.	35,175,804
2,140,774		Sealed Air Corp.	37,484,953
1,361,289		Spansion, Inc., Class ‘A’ (a)	18,935,530
8,387,190		Staples Inc.	95,613,966
1,182,992		Symantec Corp. (a)	22,252,080
895,639		Telephone & Data Systems, Inc.	19,829,447
2,453,067		Texas Instruments Inc.	75,897,893
321,793		Valassis Communications, Inc.	8,295,824
295,622		The Washington Post Co., Class ‘B’	107,964,111
1,124,874		Yahoo! Inc. (a)	22,384,993
345,786		Zebra Technologies Corp. (a)	13,582,474

			2,477,061,838

		TOTAL COMMON STOCKS (Cost — $4,929,591,230)	5,176,050,260

CONVERTIBLE PREFERRED STOCKS — 0.8%
United States — 0.8%
59,136	USD	Bank of America Corp., Series ’L’, 7.25%	67,119,360

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost — $46,535,838)	67,119,360

Principal
Amount

CORPORATE NOTES & BONDS — 9.8%
France — 4.2%
		Wendel:
35,100,000	EUR	4.875% due 5/26/2016 (d)	49,212,016
116,950,000	EUR	4.375% due 8/9/2017	159,564,280
95,400,000	EUR	6.75% due 4/20/2018	142,205,189

			350,981,485

Netherlands — 0.4%
22,929,000	EUR	UPC Holding BV, 8% due 11/1/2016 (d)	31,384,962

Norway — 0.3%
26,400,000	USD	Golden Close Maritime Corp. Ltd., 11% due 12/9/2015 (b)	28,578,000

Switzerland — 0.3%
8,800,000	EUR	UBS AG, 7.152% due 12/21/2017 (e)	12,688,764
8,892,000	USD	UBS Preferred Funding Trust V, 6.243% due 5/15/2016 (e)	9,114,300

			21,803,064

United Kingdom — 0.2%
19,300,000	USD	Inmarsat Finance Plc, 7.375% due 12/1/2017 (d)	20,844,000

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2012

Principal
Amount		Description	Fair Value

United States — 4.4%
6,070,000	USD	Brandywine Operating Partnership, LP, 5.7% due 5/1/2017	$6,880,224
18,309,000	USD	Cloud Peak Energy Resources LLC, 8.5% due 12/15/2019	20,185,672
19,016,000	USD	Denbury Resources Inc., 9.75% due 3/1/2016	20,204,500
3,408,000	USD	Encore Acquisition Co., 9.5% due 5/1/2016	3,680,640
		Intelsat Luxembourg SA:
46,121,000	USD	11.25% due 2/4/2017	48,945,911
51,283,000	USD	11.5% due 2/4/2017 (f)	54,680,499
3,418,000	USD	Leucadia National Corp., 8.125% due 9/15/2015	3,862,340
1,740,000	USD	Level 3 Financing Inc., 10% due 2/1/2018	1,948,800
6,961,000	USD	MetroPCS Wireless Inc., 7.875% due 9/1/2018	7,570,088
37,016,000	USD	Mohawk Industries Inc., 6.375% due 1/15/2016 (g)	41,828,080
		QVC Inc.:
6,878,000	USD	7.125% due 4/15/2017 (d)	7,213,364
31,121,000	USD	7.5% due 10/1/2019 (d)	34,350,520
38,288,000	USD	Sealed Air Corp., 8.125% due 9/15/2019 (d)	43,265,440
61,574,000	USD	Sirius XM Radio, Inc., 8.75% due 4/1/2015 (d)	70,040,425
6,660,000	USD	Vulcan Materials Co., 7% due 6/15/2018	7,392,600

			372,049,103

		TOTAL CORPORATE NOTES & BONDS (Cost — $736,006,027)	825,640,614

SOVEREIGN GOVERNMENT BONDS — 6.3%
Hong Kong — 1.1%
669,700,000	HKD	Government of Hong Kong, 1.52% due 12/21/2015	90,026,841

Singapore — 5.1%
		Government of Singapore:
412,719,000	SGD	2.25% due 7/1/2013	341,312,582
100,262,000	SGD	3.625% due 7/1/2014	86,295,496

			427,608,078

Taiwan — 0.1%
349,300,000	TWD	Government of Taiwan, 2% due 7/20/2015	12,400,637

		TOTAL SOVEREIGN GOVERNMENT BONDS (Cost — $502,697,761)	530,035,556

Ounces

COMMODITIES — 4.5%
225,026		Gold Bullion (a)	376,505,145

		TOTAL COMMODITIES (Cost — $343,861,058)	376,505,145

Principal
Amount

SHORT-TERM INVESTMENTS — 16.6%
Commercial Paper — 14.7%
		BASF SE:
30,500,000	USD	0.1% due 1/25/2013(d)	30,497,967
111,700,000	USD	0.1% due 1/28/2013(d)	111,691,622
		Consolidated Edison Co. Inc.:
18,000,000	USD	0.27% due 1/8/2013(d)	17,999,055
42,000,000	USD	0.28% due 1/8/2013(d)	41,997,713
20,000,000	USD	0.28% due 1/10/2013(d)	19,998,600

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2012

Principal
Amount		Description	Fair Value

Commercial Paper — 14.7% (continued)
		Danaher Corp.:
25,000,000	USD	0.15% due 1/8/2013(d)	$24,999,271
35,000,000	USD	0.15% due 1/24/2013(d)	34,996,646
		Dover Corp.:
17,800,000	USD	0.11% due 1/2/2013(d)	17,799,946
33,100,000	USD	0.11% due 1/3/2013(d)	33,099,798
23,900,000	USD	Google Inc., 0.09% due 1/16/2013(d)	23,899,104
		Nestlé Capital Corp.:
54,300,000	USD	0.04% due 1/15/2013(d)	54,299,155
46,700,000	USD	0.04% due 1/16/2013(d)	46,699,222
35,800,000	USD	0.04% due 1/17/2013(d)	35,799,363
59,900,000	USD	0.02% due 1/28/2013(d)	59,899,102
32,700,000	USD	0.03% due 1/29/2013(d)	32,699,237
35,000,000	USD	0.01% due 1/30/2013(d)	34,999,718
		NetJets Inc.:
40,000,000	USD	0.1% due 1/2/2013(d)	39,999,889
39,500,000	USD	0.1% due 1/3/2013(d)	39,499,781
23,000,000	USD	0.09% due 1/4/2013(d)	22,999,827
		Philip Morris International Inc.:
50,000,000	USD	0.12% due 1/23/2013(d)	49,996,333
50,000,000	USD	0.12% due 1/24/2013(d)	49,996,167
20,000,000	USD	0.11% due 1/25/2013(d)	19,998,533
		Wal-Mart Stores, Inc.:
71,700,000	USD	0.09% due 1/22/2013(d)	71,696,236
34,200,000	USD	0.09% due 1/23/2013(d)	34,198,119
100,600,000	USD	0.08% due 1/24/2013(d)	100,594,858
170,000,000	USD	0.09% due 1/24/2013(d)	169,990,225
19,000,000	USD	Wisconsin Energy Corp., 0.27% due 1/9/2013(d)	18,998,860

			1,239,344,347

Shares

Investment Company — 1.9%
158,500,000	USD	Dreyfus Treasury Prime Cash Management Fund 0.00% (h)	158,500,000

		TOTAL SHORT-TERM INVESTMENTS (Cost — $1,397,844,347)	1,397,844,347

		TOTAL INVESTMENTS — 99.5% (Cost — $7,956,536,261)	8,373,195,282
		Other Assets In Excess of Liabilities — 0.5%	39,521,787

		TOTAL NET ASSETS — 100.0%	$8,412,717,069

The IVA Worldwide Fund had the following open forward foreign currency contracts at December 31, 2012:
		SETTLEMENT				USD VALUE AT	NET UNREALIZED
FOREIGN		DATES	LOCAL CURRENCY		USD	DECEMBER 31,	APPRECIATION/
CURRENCY	COUNTERPARTY	THROUGH	AMOUNT		EQUIVALENT	2012	(DEPRECIATION)

Contracts to Sell:
euro	State Street Bank & Trust Co.	3/7/2013	EUR	490,542,000	$650,456,239	$647,848,901	$2,607,338
Japanese yen	State Street Bank & Trust Co.	3/7/2013	JPY	24,228,000,000	284,516,470	279,789,246	4,727,224
South Korean won	State Street Bank & Trust Co.	1/7/2013	KRW	58,037,000,000	53,443,384	54,197,133	(753,749)

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$6,580,813

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2012

Abbreviations used in this schedule:
ADR	—	American Depositary Receipt
EUR	—	euro
HKD	—	Hong Kong dollar
JPY	—	Japanese yen
KRW	—	South Korean won
SGD	—	Singapore dollar
TWD	—	Taiwan dollar
USD	—	United States dollar

(a)	Non-income producing investment.
(b)	Security is deemed illiquid. As of December 31, 2012, the value of these illiquid securities amounted to 1.1% of net assets.
(c)	Issuer of the security is an affiliate of the IVA Worldwide Fund as defined by the Investment Company Act of 1940. An affiliate is deemed as a company in which the IVA Worldwide Fund indirectly or directly has ownership of at least 5% of the company’s outstanding voting securities. See Schedule of Affiliates below for additional information.

Schedule of Affiliates
	SHARES			SHARES
	HELD AT			HELD AT	FAIR VALUE
	SEPTEMBER 30,	SHARE	SHARE	DECEMBER 31,	AT DECEMBER 31,	REALIZED	DIVIDEND
SECURITY	2012	ADDITIONS	REDUCTIONS	2012	2012	GAIN/(LOSS)	INCOME*

Cosel Co., Ltd.	3,187,600	—	84,700	3,102,900	$38,084,397	$(250,402)	$354,601
Icom Inc.	1,306,300	—	7,200	1,299,100	28,963,810	(26,837)	—
Milbon Co., Ltd.	951,200	—	5,300	945,900	29,847,463	9,622	356,127
Miura Co., Ltd.	3,271,704	—	143,200	3,128,504	82,200,261	(709,849)	—
Net 1 U.E.P.S. Technologies Inc.	6,324,803	—	318,444	6,006,359	30,692,495	(2,830,689)	—
Teleperformance**	2,928,862	—	689,330	2,239,532	—	734,835	—
Temp Holdings Co., Ltd.	3,016,200	941,500	21,800	3,935,900	48,799,409	(2,491)	—

Total					$258,587,835	$(3,075,811)	$710,728

*	Dividend income is net of withholding taxes.
**	Non-affiliated at December 31, 2012.

(d)	Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 (the "1933 Act"). Any resale of these securities must generally be effected through a sale that is registered under the 1933 Act or otherwise exempted from such registration requirements.
(e)	Fixed-to-float perpetual bond. The security has no maturity date. The date shown represents the next call date.
(f)	Payment-in-kind security for which part of the income earned may be received as additional principal.
(g)	Variable rate security. The interest rate shown reflects the rate currently in effect.
(h)	Rate disclosed is the daily yield on December 31, 2012. The yield on December 31, 2012 is less than 0.005%.

Sector Allocation (As a Percent of Total Net Assets)

Technology	14.1%
Consumer Discretionary	12.3%
Holding Company	9.6%
Industrials	8.7%
Energy	7.2%
Sovereign Government Bonds	6.3%
Consumer Staples	5.6%
Gold & Gold Mining	5.2%
Telecommunication Services	4.3%
Financials	3.5%
Health Care	3.1%
Materials	1.5%
Utilities	1.4%
Real Estate	0.1%
Short-Term Investments	16.6%
Other^	0.5%

100.0%
^ Other represents unrealized gains and losses on forward currency contracts and other assets and liabilities.

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2012

Shares	Description	Fair Value

COMMON STOCKS — 55.9%
Argentina — 0.0%
871	Nortel Inversora SA, Series ‘B’, ADR	$11,941

Australia — 0.5%
395,827	Newcrest Mining Ltd.	9,241,356
2,133,905	Programmed Maintenance Services Ltd.	4,239,858

		13,481,214

Belgium — 0.3%
113,055	Sofina SA	10,240,462

Canada — 0.4%
975,031	IAMGOLD Corp.	11,183,606

Denmark — 0.4%
378,551	D/S Norden A/S	11,007,577

France — 18.3%
691,196	Alten	23,845,837
71,691	Bolloré	24,347,732
263,439	Cap Gemini SA	11,480,637
409,770	Carrefour SA	10,611,180
101,800	Ciments Français SA	5,985,588
463,225	CNP Assurances	7,056,000
28,956	Financière de l’Odet SA	18,199,098
471,961	Financière Marc de Lacharriere SA	21,609,210
2,206,306	GDF Suez SA	45,458,537
1,029,966	Lagardère SCA	34,972,233
663,977	M6-Métropole Télévision SA	10,378,837
135,618	Neopost SA	7,171,068
337,623	Publicis Groupe SA	20,228,930
68,122	Robertet SA (a)(b)	11,274,970
523,669	Saft Groupe SA	12,252,935
286,175	Séché Environnement SA	10,407,739
226,778	Securidev SA (b)(c)	7,294,644
2,043,924	Societe d’Edition de Canal Plus	13,393,240
502,111	Sodexo SA	42,074,674
1,218,116	Teleperformance	44,146,611
644,701	Thales SA	22,256,124
1,357,172	Total SA, ADR	70,586,516
1,898,013	Vivendi SA	42,742,616

		517,774,956

Germany — 0.6%
95,289	Siemens AG	10,356,924
153,563	Wincor Nixdorf AG	7,192,623

		17,549,547

Hong Kong — 1.6%
36,621,030	Clear Media Ltd. (b)(c)	19,820,435
17,474,261	Hongkong & Shanghai Hotels Ltd.	24,408,600

		44,229,035

India — 0.2%
10,271,789	South Indian Bank Ltd.	5,073,074

Indonesia — 0.3%
118,158,000	PT Bank Bukopin Tbk	7,593,500

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2012

Shares	Description	Fair Value

Japan — 19.0%
286,800	Arcs Co. Ltd.	$5,874,228
326,300	As One Corp.	6,783,616
1,697,000	Astellas Pharma Inc.	76,231,420
117,700	The Bank of Okinawa Ltd.	4,718,407
462,500	Benesse Holdings Inc.	19,169,833
67,500	Canon Inc.	2,647,496
1,489,900	Cosel Co., Ltd.	18,286,746
796,000	Daiichikosho Co., Ltd.	18,362,707
5,977	Fuji Media Holdings Inc.	9,035,194
1,360,300	Hi Lex Corp.	22,607,614
765,600	Icom Inc. (b)(c)	17,069,273
209,900	Japan Petroleum Exploration Co., Ltd.	7,335,627
697,340	Kose Corp.	14,573,475
95,400	Medikit Co., Ltd. (b)	3,194,918
174,500	Meitec Corp.	3,838,483
580,500	Milbon Co., Ltd.	18,317,425
1,452,676	Miura Co., Ltd.	38,168,513
390,400	Nifco Inc.	8,653,410
117,600	Nintendo Co., Ltd.	12,547,947
349,000	Nitto Kohki Co., Ltd.	7,383,153
8,068	NTT DoCoMo, Inc.	11,586,847
772,700	Okinawa Cellular Telephone Co.	16,398,600
1,784	Pasona Group Inc.	1,035,761
531,100	San-A Co. Ltd.	19,812,091
150,800	Sankyo Co. Ltd.	5,967,163
910,400	Secom Co., Ltd.	45,883,600
10,600	Secom Joshinetsu Co., Ltd.	290,340
353,900	Shingakukai Co., Ltd.	1,215,218
593,700	Shiseido Co., Ltd.	8,348,889
306,950	Shofu Inc.	2,846,885
4,500	SK Kaken Co., Ltd.	197,380
36,700	SMC Corp.	6,657,872
188,300	Sugi Holdings Co., Ltd.	6,615,685
576	Techno Medica Co., Ltd.	3,135,800
3,526,400	Temp Holdings Co., Ltd. (c)	43,722,207
629,800	Toho Co., Ltd.	11,092,017
149,200	Tsuruha Holdings Inc.	11,703,322
78,240	Yahoo Japan Corp.	25,323,861

		536,633,023

Malaysia — 2.4%
700,700	Aeon Co. Malaysia Berhad	3,226,115
55,346,400	Genting Malaysia Berhad	64,505,161

		67,731,276

Netherlands — 0.1%
18,146	Hal Trust NV	2,297,692

Norway — 1.6%
5,230,093	Orkla ASA	45,788,422

Singapore — 1.4%
4,800,291	Haw Par Corp. Ltd.	26,530,769
739,224	United Overseas Bank Ltd.	12,107,327

		38,638,096

South Africa — 0.4%
2,363,278	Net 1 U.E.P.S. Technologies Inc. (a)(c)	12,076,351

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2012

Shares		Description	Fair Value

South Korea — 2.8%
47,348		E-Mart Co., Ltd.	$10,535,565
61,768		Fursys Inc. (b)	1,464,247
866,620		Kangwon Land, Inc.	23,794,699
11,093		Lotte Chilsung Beverage Co., Ltd.	15,738,713
11,477		Lotte Confectionery Co., Ltd.	17,533,047
706,203		SK Telecom Co., Ltd., ADR	11,179,193

			80,245,464

Switzerland — 3.3%
21,310		APG SGA SA	4,678,853
956,583		Nestlé SA	62,344,448
52,104		Schindler Holding AG	7,525,963
1,178,237		UBS AG	18,529,160

			93,078,424

Taiwan — 0.6%
7,663,000		Taiwan Secom Co., Ltd.	17,178,025

United Kingdom — 1.7%
1,408,739		Inmarsat Plc	13,598,756
1,144,480		LSL Property Services Plc	4,803,020
2,758,036		Millennium & Copthorne Hotels Plc	23,085,149
1,290,881		Tesco Plc	7,091,220

			48,578,145

		TOTAL COMMON STOCKS
		(Cost — $1,465,295,354)	1,580,389,830

Principal
Amount

CORPORATE NOTES & BONDS — 7.1%
France — 3.6%
		Wendel:
19,650,000	EUR	4.875% due 5/26/2016 (d)	27,550,317
36,400,000	EUR	4.375% due 8/9/2017	49,663,444
17,000,000	EUR	6.75% due 4/20/2018	25,340,547

			102,554,308

Netherlands — 0.3%
6,311,000	EUR	UPC Holding BV, 8% due 11/1/2016 (d)	8,638,427

Norway — 1.1%
11,400,000	USD	Golden Close Maritime Corp. Ltd., 11% due 12/9/2015 (b)	12,340,500
107,500,000	NOK	Stolt-Nielsen Ltd. SA, 6.58% due 6/22/2016 (b)(e)	19,834,990

			32,175,490

Switzerland — 0.4%
4,350,000	EUR	UBS AG, 7.152% due 12/21/2017 (f)	6,272,287
4,338,000	USD	UBS Preferred Funding Trust V, 6.243% due 5/15/2016 (f)	4,446,450

			10,718,737

United Kingdom — 0.3%
7,000,000	USD	Inmarsat Finance Plc, 7.375% due 12/1/2017 (d)	7,560,000

United States — 1.4%
		Intelsat Luxembourg SA:
15,541,000	USD	11.25% due 2/4/2017	16,492,886

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2012

Principal
Amount		Description	Fair Value

United States — 1.4% (continued)
21,587,000	USD	11.5% due 2/4/2017 (g)	$23,017,139

			39,510,025

		TOTAL CORPORATE NOTES & BONDS
		(Cost — $179,066,249)	201,156,987

SOVEREIGN GOVERNMENT BONDS — 8.7%
Hong Kong — 1.3%
279,650,000	HKD	Government of Hong Kong, 1.52% due 12/21/2015	37,592,961

Singapore — 6.8%
		Government of Singapore:
159,764,000	SGD	2.25% due 7/1/2013	132,122,493
67,831,000	SGD	3.625% due 7/1/2014	58,382,137

			190,504,630

Taiwan — 0.2%
171,000,000	TWD	Government of Taiwan, 2% due 7/20/2015	6,070,739

Thailand — 0.4%
362,607,000	THB	Government of Thailand, 5.25% due 5/12/2014	12,236,321

		TOTAL SOVEREIGN GOVERNMENT BONDS
		(Cost — $243,193,737)	246,404,651

Ounces

COMMODITIES — 4.5%
75,660		Gold Bullion (a)	126,590,948

		TOTAL COMMODITIES
		(Cost — $121,838,611)	126,590,948

Principal
Amount

SHORT-TERM INVESTMENTS — 22.9%
Commercial Paper — 20.1%
20,000,000	USD	Abbot Laboratories, 0.09% due 1/3/2013 (d)	19,999,900
80,000,000	USD	BASF SE, 0.1% due 1/28/2013 (d)	79,994,000
		Consolidated Edison Co. Inc.:
14,300,000	USD	0.28% due 1/4/2013 (d)	14,299,666
12,000,000	USD	0.27% due 1/8/2013 (d)	11,999,370
10,000,000	USD	0.28% due 1/8/2013 (d)	9,999,456
13,000,000	USD	0.28% due 1/10/2013 (d)	12,999,090
		Danaher Corp.:
24,200,000	USD	0.15% due 1/14/2013 (d)	24,198,689
15,000,000	USD	0.15% due 1/24/2013 (d)	14,998,563
2,450,000	USD	Diageo Capital Plc, 0.25% due 1/2/2013 (d)	2,449,983
		Dover Corp.:
22,500,000	USD	0.11% due 1/3/2013 (d)	22,499,862
8,000,000	USD	0.12% due 1/3/2013 (d)	7,999,947
11,100,000	USD	0.1% due 1/4/2013 (d)	11,099,907
		Nestlé Capital Corp.:
11,000,000	USD	0.01% due 1/2/2013 (d)	10,999,997
20,000,000	USD	0.04% due 1/15/2013 (d)	19,999,689
8,800,000	USD	0.02% due 1/28/2013 (d)	8,799,868
8,200,000	USD	0.03% due 1/29/2013 (d)	8,199,809

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2012

Principal
Amount		Description	Fair Value

Commercial Paper — 20.1% (continued)
		NetJets Inc.:
26,000,000	USD	0.1% due 1/2/2013 (d)	$25,999,928
20,000,000	USD	0.1% due 1/3/2013 (d)	19,999,889
20,000,000	USD	0.09% due 1/4/2013 (d)	19,999,850
20,900,000	USD	0.1% due 1/7/2013 (d)	20,899,652
10,000,000	USD	0.09% due 1/14/2013 (d)	9,999,675
40,600,000	USD	Reed Elsevier Plc, 0.23% due 1/2/2013 (d)	40,599,741
		Wal-Mart Stores, Inc.:
49,000,000	USD	0.09% due 1/22/2013 (d)	48,997,427
40,000,000	USD	0.09% due 1/23/2013 (d)	39,997,800
24,400,000	USD	0.08% due 1/24/2013 (d)	24,398,753
25,000,000	USD	0.09% due 1/24/2013 (d)	24,998,562
12,000,000	USD	Wisconsin Energy Corp., 0.27% due 1/9/2013 (d)	11,999,280

			568,428,353

Shares

Investment Company — 2.8%
80,650,000	USD	Dreyfus Treasury Prime Cash Management Fund 0.00% (h)	80,650,000

		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $649,078,353)	649,078,353

		TOTAL INVESTMENTS — 99.1%
		(Cost — $2,658,472,304)	2,803,620,769
		Other Assets In Excess of Liabilities — 0.9%	25,045,693

		TOTAL NET ASSETS — 100.0%	$2,828,666,462

The IVA International Fund had the following open forward foreign currency contracts at December 31, 2012:
		SETTLEMENT				USD VALUE AT	NET UNREALIZED
FOREIGN		DATES	LOCAL CURRENCY		USD	DECEMBER 31,	APPRECIATION/
CURRENCY	COUNTERPARTY	THROUGH	AMOUNT		EQUIVALENT	2012	(DEPRECIATION)

Contracts to Sell:
Australian dollar	State Street Bank & Trust Co.	3/7/2013	AUD	821,000	$849,719	$848,607	$1,112
British pound	State Street Bank & Trust Co.	3/7/2013	GBP	1,274,000	2,049,790	2,069,156	(19,366)
euro	State Street Bank & Trust Co.	3/7/2013	EUR	203,219,000	269,467,378	268,387,225	1,080,153
Japanese yen	State Street Bank & Trust Co.	3/7/2013	JPY	18,281,300,000	214,682,638	211,115,699	3,566,939
South Korean won	State Street Bank & Trust Co.	1/7/2013	KRW	17,038,000,000	15,690,336	15,910,725	(220,389)

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$4,408,449

Abbreviations used in this schedule:
ADR	—	American Depositary Receipt
AUD	—	Australian dollar
EUR	—	euro
GBP	—	British pound
HKD	—	Hong Kong dollar
JPY	—	Japanese yen
KRW	—	South Korean won
NOK	—	Norwegian krone
SGD	—	Singapore dollar
THB	—	Thai baht
TWD	—	Taiwan dollar
USD	—	United States dollar

(a)	Non-income producing investment.
(b)	Security is deemed illiquid. As of December 31, 2012, the value of these illiquid securities amounted to 3.3% of net assets.

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2012

(c)	Issuer of the security is an affiliate of the IVA International Fund as defined by the Investment Company Act of 1940. An affiliate is deemed as a company in which the IVA International Fund indirectly or directly has ownership of at least 5% of the company’s outstanding voting securities. See Schedule of Affiliates below for additional information.

Schedule of Affiliates
	SHARES			SHARES	FAIR VALUE
	HELD AT			HELD AT	AT
	SEPTEMBER 30,	SHARE	SHARE	DECEMBER 31,	DECEMBER 31,	REALIZED	DIVIDEND
SECURITY	2012	ADDITIONS	REDUCTIONS	2012	2012	GAIN/(LOSS)	INCOME*

Clear Media Ltd.	36,621,030	—	—	36,621,030	$19,820,435	—	—
Icom Inc.	765,600	—	—	765,600	17,069,273	—	—
Net 1 U.E.P.S. Technologies Inc.**	2,230,235	133,043	—	2,363,278	12,076,351	—	—
Securidev SA	226,778	—	—	226,778	7,294,644	—	—
Temp Holdings Co., Ltd.	3,405,900	120,500	—	3,526,400	43,722,207	—	—

Total					$99,982,910	—	—

* Dividend income is net of withholding taxes.
** Non-affiliated at September 30, 2012.

(d)	Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 (the "1933 Act"). Any resale of these securities must generally be effected through a sale that is registered under the 1933 Act or otherwise exempted from such registration requirements.
(e)	Variable rate security. The interest rate shown reflects the rate currently in effect.
(f)	Fixed-to-float perpetual bond. The security has no maturity date. The date shown represents the next call date.
(g)	Payment-in-kind security for which part of the income earned may be received as additional principal.
(h)	Rate disclosed is the daily yield on December 31, 2012. The yield on December 31, 2012 is less than 0.005%.

Sector Allocation (As a Percent of Total Net Assets)

Consumer Discretionary	13.5%
Industrials	13.0%
Sovereign Government Bonds	8.7%
Consumer Staples	7.4%
Holding Company	5.6%
Telecommunication Services	5.4%
Gold & Gold Mining	5.2%
Technology	4.5%
Health Care	4.2%
Financials	3.3%
Energy	3.2%
Utilities	1.6%
Materials	0.6%
Short-Term Investments	22.9%
Other^	0.9%

100.0%

^	Other represents unrealized gains and losses on forward currency contracts and other assets and liabilities.

See Notes to Schedule of Investments.

Notes to Schedules of Investments (unaudited)	IVA Funds

Note 1 - Organization and Significant Accounting Policies

IVA Fiduciary Trust (the “Trust”) consists of the IVA Worldwide Fund (the “Worldwide Fund”) and IVA International Fund (the “International Fund”) (each, a “Fund” and, together, the “Funds”). The Worldwide Fund and the International Fund are each an investment portfolio of the Trust, an open-end series management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and organized as a Massachusetts business trust. The Funds commenced investment operations on October 1, 2008. The Worldwide Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world, including U.S. markets. The International Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world.

The following are significant accounting policies followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation of the Funds. The net asset value per share (“NAV”) of a Fund’s shares of a particular class is calculated each day that the New York Stock Exchange (“NYSE”) is open.

Listed equity securities are generally valued at the last sale price on the exchange that is the primary market for such securities. Equity securities listed on the NASDAQ Stock Exchange (“NASDAQ”) are generally valued using the NASDAQ Official Closing Price. If no sales or closing prices are reported during the day, equity securities are generally valued at the mean of the last available bid and asked quotations on the exchange or market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers, or pricing services. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long and short positions, respectively. Over-the-counter (“OTC”) equity securities not listed on NASDAQ are generally valued at the mean of the last available bid and asked quotations on the market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers or pricing services. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively.

Precious metals, including gold bullion, are valued at the spot price at the time trading on the NYSE closes (normally 4:00 p.m. E.S.T.).

Debt securities (except for short-term investments as described below) for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the OTC market in the U.S. or abroad, except that when no asked price is available, debt securities are valued at the last bid price alone. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Short-term investment in other open-end investment companies registered under the 1940 Act are valued at such investment companies NAV as of December 31, 2012.

Forward foreign currency contracts are valued at the current cost of offsetting such contracts.

The value of any investment that is listed or traded on more than one exchange or market is based on the exchange or market determined by International Value Advisers, LLC (the "Adviser") to be the primary trading venue for that investment. A quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for a particular investment may be relied upon in instances where a quotation is not available on the primary exchange or market.

The Board of Trustees of the Trust (the “Board”) has established a Pricing and Fair Valuation Committee (the “Committee”) comprised of officers of the Adviser to which it has delegated the responsibility for overseeing the implementation of the Funds’ valuation procedures and fair value determinations made on behalf of the Board. The Committee may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Committee may determine that there has been a significant decrease in the volume and level of activity for an asset or liability whereby transactions or quoted prices may not be determinative of fair value. The Committee may determine the fair value of investments based on information provided by pricing services and other third parties, including broker-dealers and other market intermediaries, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. For securities that do not trade during NYSE hours or securities for which there is a foreign market holiday when the NYSE is open, fair valuation determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities or baskets of foreign securities. Fair value pricing may require subjective determinations about the value of an asset or liability. Fair values used to determine the Funds’ NAVs may differ from quoted or published prices, or from prices that are used by others, for the same investments. The use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Funds.

Notes to Schedules of Investments (unaudited)	IVA Funds

Fair Value Measurement. The Funds adhere to Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 820-10-65 (“ASC 820-10-65”), Fair Value Measurements and Disclosures and Accounting Standards Update No. 2011-04, Fair Value Measurement and Disclosures – Amendments to Achieve Common Fair Value Measurement Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (ASU 2011 – 04). ASC 820-10-65 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ assets and liabilities, and requires additional disclosure about fair value. ASU 2011-04 provides for the disclosure of any transfers between Level 1 and Level 2 investments. The hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar or identical investments, interest rates, prepayment speeds, credit risk, other observable market data, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The following is a summary of the inputs used in valuing the Worldwide Fund’s assets and liabilities at fair value:

	Quoted Prices in	Other Significant	Significant
	Active Markets	Observable	Unobservable
	for Identical	Inputs	Inputs
ASSETS	Investments (Level 1)	(Level 2)	(Level 3)	Total

Common stocks(a):
Foreign	$214,307,836	$2,484,680,586	—	$2,698,988,422
United States	2,476,076,637	985,201	—	2,477,061,838
Convertible preferred stocks	67,119,360	—	—	67,119,360
Corporate notes & bonds(a)	—	825,640,614	—	825,640,614
Sovereign government bonds(a)	—	530,035,556	—	530,035,556
Commodities	376,505,145	—	—	376,505,145
Short-term investments(a)	1,397,844,347	—	—	1,397,844,347
Unrealized appreciation on open
forward foreign currency contracts	—	7,334,562	—	7,334,562

Total assets	$4,531,853,325	$3,848,676,519	—	$8,380,529,844

LIABILITIES

Unrealized depreciation on open forward foreign currency contracts	—	$(753,749)	—	$(753,749)

(a)   See Schedule of Investments for additional detailed categorization.

Notes to Schedules of Investments (unaudited)	IVA Funds

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At December 31, 2012, securities valued at $2,480,703,446 were transferred from Level 1 to Level 2 within the fair value hierarchy as a result of significant market movements between the time at which foreign markets closed and the Worldwide Fund valued its securities. For the period ended December 31, 2012 and for the year ended September 30, 2012, there were no Level 3 assets or liabilities held in the Worldwide Fund.

The following is a summary of the inputs used in valuing the International Fund’s assets and liabilities at fair value:

	Quoted Prices in
	Active Markets	Other Significant	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
ASSETS	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks (a):
Foreign	$125,055,422	$1,455,334,408	—	$1,580,389,830
Corporate notes & bonds(a)	—	201,156,987	—	201,156,987
Sovereign government bonds(a)	—	246,404,651	—	246,404,651
Commodities	126,590,948	—	—	126,590,948
Short-term investments(a)	649,078,353	—	—	649,078,353
Unrealized appreciation on open forward foreign currency contracts	—	4,628,838	—	4,628,838

Total assets	$900,724,723	$1,907,524,884	—	$2,808,249,607

LIABILITIES

Unrealized depreciation on open forward foreign currency contracts	—	$(220,389)	—	$(220,389)

(a)   See Schedule of Investments for additional detailed categorization.

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At December 31, 2012, securities valued at $1,448,243,188 were transferred from Level 1 to Level 2 within the fair value hierarchy as a result of significant market movements between the time at which foreign markets closed and the International Fund valued its securities. For the period ended December 31, 2012 and for the year ended September 30, 2012, there were no Level 3 assets or liabilities held in the International Fund.

Portfolio Transactions and Investment Income. Portfolio transactions are recorded on a trade date basis.

Foreign Currency Translation. Portfolio securities and other assets and liabilities initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

Note 2 - Investments

The cost basis of investments for federal income tax purposes is substantially similar to the cost basis under U.S. GAAP. The following information is as of December 31, 2012.

	Worldwide	International
	Fund	Fund

Cost basis of investments	$7,956,536,261	$2,658,472,304

Gross unrealized appreciation	877,224,213	234,473,101

Gross unrealized depreciation	(460,565,192)	(89,324,636)

Net unrealized appreciation	$416,659,021	$145,148,465

Notes to Schedules of Investments (unaudited)	IVA Funds

Note 3 - Derivative Instruments and Hedging Activities

The Funds enter into transactions involving derivative financial instruments in connection with their investing activities. During the period ended December 31, 2012, these instruments included forward foreign currency contracts. These instruments are subject to various risks similar to non-derivative instruments including market, credit and liquidity risks.

The Funds adhere to FASB Accounting Standards Codification 815-10-50 (“ASC 815-10-50”), Derivative Instruments and Hedging Activities. ASC 815-10-50 requires enhanced disclosure about a Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on a Fund’s financial positions, performance and cash flow.

The following summary for each Fund is grouped by risk type and provides information about the fair value of derivatives at December 31, 2012.

Worldwide Fund

	Unrealized Appreciation on	Unrealized Depreciation on
	Open Forward Foreign	Open Forward Foreign
Risk-Type Category	Currency Contracts	Currency Contracts

Foreign exchange contracts	$7,334,562	$(753,749)

International Fund

	Unrealized Appreciation on	Unrealized Depreciation on
	Open Forward Foreign	Open Forward Foreign
Risk-Type Category	Currency Contracts	Currency Contracts

Foreign exchange contracts	$4,628,838	$(220,389)

Item 2.       Controls and Procedures.

(a)       Within 90 days of the filing date of this Form N-Q, Michael W. Malafronte, the registrant’s President and Principal Executive Officer, and Stefanie J. Hempstead, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Malafronte and Ms. Hempstead determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b)       There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.       Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVA FIDUCIARY TRUST

By:	/s/ Michael W. Malafronte
Michael W. Malafronte
President and Principal Executive Officer

Date:	February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Malafronte
Michael W. Malafronte
President and Principal Executive Officer

Date:	February 28, 2013

By:	/s/ Stefanie J. Hempstead
Stefanie J. Hempstead
Treasurer and Principal Financial Officer

Date:	February 28, 2013